SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2021
Disclosure Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
a)Statement of compliance
The interim condensed consolidated financial statements of the partnership and its subsidiaries have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, have been omitted or condensed.

These condensed consolidated financial statements as of and for the three and six months ended June 30, 2021 were approved and authorized for issue by the Board of Directors of the partnership on August 3, 2021.
b)Basis of presentation
The interim condensed consolidated financial statements are prepared using the same accounting policies and methods as those used in the consolidated financial statements for the year ended December 31, 2020, except for accounting standards adopted as identified in Note 2(c) below. Consequently, the information included in these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes included in the partnership’s annual report on Form 20-F for the year ended December 31, 2020.

The interim condensed consolidated financial statements are unaudited and reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair statement of results for the interim periods presented in accordance with IFRS. The results reported in these interim condensed consolidated financial statements should not necessarily be regarded as indicative of results that may be expected for the entire year.

The interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. Dollars rounded to the nearest million unless otherwise indicated.

c)Adoption of Accounting Standards:

i) Covid-19-Related Rent Concessions beyond June 30 2021, Amendment to IFRS 16 – Leases (“IFRS 16 Amendment”)
The partnership adopted the IFRS 16 Amendment as of January 1, 2021 in advance of its April 1, 2021 mandatory effective date. The IFRS 16 Amendment provides the partnership as lessee only with an extension to the scope of the exemption from assessing whether rent concessions related to COVID-19 meeting certain conditions are lease modifications. Such qualifying rent concessions are accounted for as if they are not lease modifications, generally resulting in the effects of rent abatements being recognized as variable lease payments. The partnership has applied the practical expedient to all such qualifying rent concessions. The adoption of the IFRS 16 Amendment did not have a material impact on the results of the partnership.

ii) Interest Rate Benchmark Reform-Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4, and IFRS 16 (“IBOR Phase 2 Amendments”)
The partnership adopted the IBOR Phase 2 Amendments as of January 1, 2021, its mandatory effective date. The IBOR Phase 2 Amendments provide additional guidance to address issues that will arise during the transition of benchmark interest rates. The IBOR Phase 2 Amendments primarily relate to the modification of financial instruments where the basis for determining the contractual cash flows changes as a result of IBOR reform, allowing for prospective application of the applicable benchmark interest rate, and to the application of hedge accounting, providing an exception such that changes in the formal designation and documentation of hedge accounting relationships that are needed to reflect the changes required by IBOR reform do not result in the discontinuation of hedge accounting or the designation of new hedging relationships. The partnership is progressing through its transition plan to address the impact and effect required changes as a result of amendments to the contractual terms of IBOR referenced floating-rate borrowings, interest rate swaps, interest rate caps, and to update hedge designations. The adoption did not have a significant impact on the partnership’s financial reporting.
d)Critical judgements and estimates in applying accounting policies
The preparation of the partnership’s interim condensed consolidated financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates and assumptions. It also requires management to exercise judgment in applying the partnership’s accounting policies. The accounting policies and critical estimates and assumptions have been set out in Note 2, Summary of Significant Accounting Policies, to the partnership’s consolidated financial statements for the year ended December 31, 2020 and have been consistently applied in the preparation of the interim condensed consolidated financial statements as of and for the three and six months ended June 30, 2021.

Prior to the end of the first quarter of 2020, there was a global outbreak of a new strain of coronavirus, COVID-19, which prompted certain responses from global government authorities across the various geographies in which the partnership owns and operates investment properties (“global economic shutdown” or “the shutdown”). Such responses included mandatory temporary closure of, or imposed limitations on, the operations of certain non-essential properties and businesses including office properties and retail malls and associated businesses which operate within these properties such as retailers and restaurants. In addition, shelter-in-place mandates and severe travel restrictions had a significant adverse impact on consumer spending and demand in the near term. As vaccination campaigns against COVID-19 ramp up, the macroeconomic outlook has improved in certain geographies with the return of more favorable economic conditions, including the removal of occupancy restrictions and government-mandated closures. However, uncertainty remains in the near-term surrounding risks of new economic restrictions and general uncertainty surrounding leasing trends, market rates, and the ability to exist investments in the partnership’s expected timeframe. These circumstances have created estimation uncertainty in the determination of the fair value of investment properties as of June 30, 2021. For the current period, we undertook a process to assess the appropriateness of the discount and terminal capitalization rates considering changes to property-level cash flows and any risk premium inherent in such cash flow changes as well as the current cost of capital and capital spreads. In addition, we reviewed and adjusted our cash flow models with a view of risk and long-term value.

Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the partnership’s property, plant and equipment and intangible assets for potential impairment as a result of COVID-19. Consideration is given to a combination of factors, including but not limited to forecasts of revenues and expenses, valuations of assets, and projections of market trends and economic environments.